Term Debt (Details) - USD ($)	1 Months Ended						12 Months Ended
	Mar. 31, 2021	Aug. 27, 2020	Jul. 31, 2020	Oct. 31, 2018	Jun. 30, 2018	Jun. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	May 04, 2020	Apr. 20, 2020
Term Debt (Details) [Line Items]
Interest expense on term debt							$ 279,000	$ 240,000
Deferred financing costs							$ 319,000	$ 649,000
Subsequent Event [Member]
Term Debt (Details) [Line Items]
Gain on extinguishment of debt	$ 1,200,000
PWBF PPP Loans [Member]
Term Debt (Details) [Line Items]
Principal amount									$ 471,000	$ 740,000
Description of loans							the terms of the PPP Loans, interest accrues on the outstanding principal at the rate of 1.0% per annum with a deferral of payments for nine months and with a term of two years. Principal payments are due and payable in 18 consecutive payments beginning on November 1, 2020 in the amount of $41,437 for the PPP Loan received on April 20, 2020 and $26,374 beginning on December 1, 2020 for the PPP Loan received on May 4, 2020
EIDL Promissory Note [Member]
Term Debt (Details) [Line Items]
Interest rate		3.75%
Principal amount		$ 150,000
Maturity term		30 years
Interest amount		$ 731
Pacific Western Business Finance [Member]
Term Debt (Details) [Line Items]
Aggregate principal amount					$ 750,000
Interest rate			4.50%		1.25%			6.00%
Principal payments						$ 20,834
Private Placement [Member]
Term Debt (Details) [Line Items]
Aggregate principal amount				$ 1,500,000
Interest rate				12.00%
Maturity date				Apr. 30, 2021
Warrant [Member]
Term Debt (Details) [Line Items]
Purchase shares (in Shares)				52,500
Exercise price per share (in Dollars per share)				$ 0.70
Fair value of warrants				$ 18,000
Common Stock [Member]
Term Debt (Details) [Line Items]
Shares of common stock (in Shares)				525,000
Estimated fair value				$ 262,500